Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following tables summarize the Company’s assets and liabilities measured at fair value on a recurring basis at June 30, 2016 and December 31, 2015:

June 30, 2016	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$3,527	$—	$—	$3,527
Total	$3,527	$—	$—	$3,527

December 31, 2015	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$4,145	$—	$—	$4,145
Total	$4,145	$—	$—	$4,145
As discussed in Note 6, in January 2014, the Company issued warrants to purchase 23,858 shares of common stock at an exercise price per share of $30.40 to a placement agent. The exercise price is subject to adjustment and has been subsequently adjusted to $22.70 per share. The warrants may be exercised without cash consideration in lieu of forfeiting a portion of shares. Accordingly, the Company recognized a derivative liability at fair value upon issuance of the warrants. The Company estimated the fair value of the derivative liability using the Black-Scholes option pricing model. The fair value of the derivative liability as of June 30, 2016 was estimated using the following assumptions:

Expected volatility	65%
Risk free rate	0.66%
Dividend yield	0%
Expected term (in years)	2.5753
The assumptions utilized were derived in a similar manner as discussed in Note 7 related to the fair value of stock options.
The Company revalues the derivative liabilities at the end of each reporting period using the same models as at issuance, updated for new facts and circumstances, and recognizes the change in the fair value in the statements of operations as other income (expense). The following sets forth a summary of changes in fair value of the Company’s Level 3 liabilities measured on a recurring basis for the six months ended June 30, 2015 and June 30, 2016:

Common Stock Warrants
Balance at December 31, 2014	$30,278
Fair value at issuance	41,305
Change in fair value	(12,321)
Balance at June 30, 2015	$59,262
Balance at December 31, 2015	$4,145
Change in fair value	(618)
Balance at June 30, 2016	$3,527

5. Fair Value Measurements

The following tables summarize the Company’s assets and liabilities measured at fair value on a recurring basis at December 31, 2015 and December 31, 2014:

December 31, 2015	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$4,145	$—	$—	$4,145
Total	$4,145	$—	$—	$4,145

December 31, 2014	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$30,278	$—	$—	$30,278
Total	$30,278	$—	$—	$30,278
As discussed in Note 7, in January 2014, the Company issued warrants to purchase 23,858 shares of common stock at an exercise price of $30.40 to a placement agent. The exercise price is subject to adjustment and has been subsequently adjusted to $22.70 per share. The warrants may be exercised without cash consideration in lieu of forfeiting a portion of shares. Accordingly, the Company recognized a derivative liability at fair value upon issuance of the warrants. The Company estimated the fair value of the derivative liability using the Black-Scholes option pricing model. The fair value of the derivative liability as of December 31, 2015 was estimated using the following assumptions:

Expected volatility	60%
Risk free rate	1.31%
Dividend yield	0%
Expected term (in years)	3.0726
The assumptions utilized were derived in a similar manner as discussed in Note 7 related to the fair value of stock options.
The Company revalues the derivative liabilities at the end of each reporting period using the same models as at issuance, updated for new facts and circumstances, and recognizes the change in the fair value in the statements of operations as other income (expense). The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the twelve months ended December 31, 2015 and December 31, 2014:

	Convertible Notes Payable Derivative Liability	Series A-1 Preferred Stock Derivative Liability	Common Stock Warrants
Balance at December 31, 2013	$534,975	$56,926	$—
Extinguishment	(434,500)	—	—
Fair value at issuance	189,300	—	466,706
Change in fair value	(289,775)	(56,926)	(436,428)
Balance at December 31, 2014	$—	$—	$30,278
Fair value at issuance	—	—	41,306
Change in fair value	—	—	(67,439)
Balance at December 31, 2015	$—	$—	$4,145